CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net income	[1]	¥ 559,756	¥ 1,197,992	¥ 34,028
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax		(38,050)	33,384	(7,828)
Foreign currency translation adjustments, net of tax		50,359	240,944	135,849
Defined benefit plan adjustments, net of tax		(77,149)	75,987	68,223
Own credit risk adjustments, net of tax		13,249	(14,152)	13,443
Total other comprehensive income (loss), net of tax		(51,591)	336,163	209,687
Total comprehensive income		508,165	1,534,155	243,715
Less: Total comprehensive income (loss) attributable to noncontrolling interests		(32,429)	286,498	48,442
Total comprehensive income attributable to MHFG shareholders		¥ 540,594	¥ 1,247,657	¥ 195,273

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”